Touchstone Dynamic International ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg World ex US Large & Mid Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.47%	7.59%	8.43%
MSCI All Country World Ex USA Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Touchstone Dynamic International ETF
Prospectus [Line Items]
Average Annual Return, Percent	[2]	42.43%	9.43%	8.61%
Touchstone Dynamic International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		41.91%	8.48%	7.26%
Touchstone Dynamic International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.70%	7.21%	6.45%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large and Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund assumed the performance history of Class Y shares of the Predecessor Fund.